FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

6. FAIR VALUE MEASUREMENTS

The fair value of assets and liabilities as of December 31, 2022 and 2023, including those measured at fair value on a recurring basis and excluding those which fair value approximates carrying value, consisted of the following:

	As of December 31, 2022				As of December 31, 2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Total
	RUB	RUB	RUB	RUB	RUB	RUB	RUB	RUB	$
Assets:
Loans granted (Note 4)	—	9,067	—	9,067	—	13,266	—	13,266	147.9
	—	9,067	—	9,067	—	13,266	—	13,266	147.9
Liabilities:
Loans (Note 13)	—	—	46,134	46,134	—	—	124,311	124,311	1,386.0
	—	—	46,134	46,134	—	—	124,311	124,311	1,386.0

The Company measures the fair value of loans received and loans granted for disclosure purposes. The carrying amount and fair value of loans received and loans granted as of December 31, 2022 and 2023 were as follows:

	As of December 31, 2022		As of December 31, 2023
	Carrying amount	Fair value	Carrying amount		Fair value
	RUB	RUB	RUB	$	RUB	$
Assets:
Loans granted (Note 4)	8,845	9,067	13,972	155.8	13,266	147.9
	8,845	9,067	13,972	155.8	13,266	147.9
Liabilities:
Loans (Note 13)	50,669	46,134	127,233	1,418.6	124,311	1,386.0
	50,669	46,134	127,233	1,418.6	124,311	1,386.0

There were no transfers of financial assets and liabilities between the levels of the fair value hierarchy for the years ended December 31, 2021, 2022 and 2023.